Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non‐current assets
Intangible assets	€ 193,395	€ 164,676
Goodwill	94,915	61,553
Property, plant and equipment	17,406	14,031
Right-of-use assets	24,866	14,165
Deferred tax assets	36,703	23,294
Regulatory deposits	11,951	11,809
Non-current loans receivable	89,090	25,524
Investments in non-listed equity	174	1,781
Total Non-Current Assets	468,500	316,833
Current assets
Trade and other receivables	154,615	116,800
Income tax receivables	12,535	40,349
Restricted cash	38,287	148,240
Cash and cash equivalents	241,923	254,778
Loans receivable	6,719	0
Assets held for sale	38,292	0
Total Current assets	492,371	560,167
TOTAL ASSETS	960,871	877,000
Non-Current liabilities
Lease liabilities	23,919	10,308
Deferred tax liability	4,684	8,707
Derivative financial instruments	2,056	15,129
Deferred and contingent consideration	322	0
Total non-current liabilities	30,981	34,144
Current liabilities
Lease liabilities	5,226	6,951
Deferred and contingent consideration	2,392	0
Interest-bearing loans and borrowings	87	1,203
Trade and other payables	195,392	155,304
Customer liabilities	67,592	50,246
Provisions	44,826	43,745
Income tax payables	25,840	50,761
Derivative liability associated with assets held for sale	42,600	0
Liabilities associated with assets held for sale	7,140	0
Total Current liabilities	391,095	308,210
TOTAL LIABILITIES	422,076	342,354
EQUITY
Issued capital	289,753	289,753
Treasury shares	(2,632)	0
Accumulated other comprehensive deficit	(7,424)	(6,009)
Retained profit	240,618	234,333
Equity attributable to owners of the parent	520,315	518,077
Non-Controlling Interest	18,480	16,569
EQUITY	538,795	534,646
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 960,871	€ 877,000